CHANGES IN OPERATING WORKING CAPITAL (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CHANGES IN OPERATING WORKING CAPITAL
Increase in Accounts receivable	CAD (487)	CAD (19)	CAD (205)
Increase in Inventories	(87)	(3)	(27)
Increase in Assets held for sale	(13)	0	0
Decrease/(increase) in Other current assets	328	(273)	(386)
Increase/(decrease) in Accounts payable and other	432	(103)	393
Increase in Accrued interest	62	91	36
Increase in Liabilities related to assets held for sale	16	0	0
Decrease/(increase) in Operating Working Capital	CAD 251	CAD (307)	CAD (189)